Commitments and Contingencies (Details)	12 Months Ended
Dec. 31, 2021
Disclosure of commitments and contingent liabilities [text block] [Abstract]
Description of leases	The amount of $113,095 as of December 31, 2021 represents leases of 3 offices and one warehouse. There is no contingent rent payable for all of the leases. All leases are within one year except for one of the offices, which is leased by a related party as disclosed in note 29.
Description of leases period	The Company has prepaid this lease in the full amount. The lease commenced on January 1, 2009 and will expire on April 22, 2052.